Details of Significant Accounts - Summary of Other Income and Expenses (Parenthetical) (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Other Income Expense [Line Items]
Government subsidy income		$ 47	$ 1,420	$ 21,100	$ 14,206
TLC Biopharmaceuticals, Pty Ltd.
Disclosure Of Other Income Expense [Line Items]
Government subsidy income	$ 13,485
Institute for Information Industry
Disclosure Of Other Income Expense [Line Items]
Government subsidy income		$ 47	$ 1,420	$ 7,615	$ 14,206
Institute for Information Industry | Other Receivables
Disclosure Of Other Income Expense [Line Items]
Receivable from government subsidy						$ 47	$ 1,420